NEWBUILDINGS (Details)		2 Months Ended	3 Months Ended	6 Months Ended
	Sep. 05, 2023 vessel	Sep. 05, 2023 USD ($) vessel	Jun. 30, 2023 USD ($) vessel	Jun. 30, 2023 USD ($) vessel	Jun. 30, 2022 USD ($) vessel	Dec. 31, 2022 USD ($)	Jun. 30, 2021 vessel
Property, Plant and Equipment [Line Items]
Installments paid				$ 113,739,000	$ 13,727,000
Newbuildings			$ 62,397,000	62,397,000		$ 91,898,000
Newbuildings
Property, Plant and Equipment [Line Items]
Installments paid				107,091,000
Capitalized interest expense			$ 3,326,000	3,326,000
Construction in progress, consideration transferred				$ 143,305,000
Kamsarmax
Property, Plant and Equipment [Line Items]
Number of newbuildings under construction | vessel			6	6	10		10
Number of newbuildings acquired | vessel			4	4
Installments paid				$ 107,100,000
Number of newbuildings			$ 10	10
Capitalized interest expense			$ 3,300,000	3,300,000
Purchase commitment				$ 149,700,000
Kamsarmax | Subsequent Event
Property, Plant and Equipment [Line Items]
Number of newbuildings under construction | vessel	10	10
Number of newbuildings acquired | vessel	6	6
Installments paid		$ 51,900,000
Number of newbuildings delivered | vessel	2	2